PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	June 30,	December 31,
	2022	2021
Prepaid service charges and property taxes	$83	$58
Prepaid utilities	31	51
Prepaid insurance	633	412
Prepaid administrative expenses	55	63
Prepaid technical fees	212	141
Prepaid consulting fees	629	27
VAT receivable	141	50
Other Receivable and other prepaid expenses	31	—
Total prepaid expenses and other current assets	$1,815	$802

As of June 30, 2022 and December 31, 2021, there was $191 thousand and $217 thousand respectively, of non-current prepaid insurance related to directors’ and officers’ liability insurance that was included in the amounts above.

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,
	2021	2020
Prepaid rent	$58	$65
Prepaid utilities	51	30
Prepaid insurance	412	41
Prepaid administrative expenses	63	61
Prepaid technical fees	141	8
Prepaid consulting fees	27	—
VAT receivable	50	54
Total prepaid expenses and other current assets	$802	$259

As of December 31, 2021 and 2020, there was $217 thousand and $0, respectively, of non-current prepaid insurance related to directors’ and officers’ liability insurance that was included in the amounts above.